PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Total expenses recognized in the income statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	R$ 11,125	R$ 15,524	R$ 23,545
Net interest on net actuarial assets/liabilities	74,728	49,162	63,374
Total	85,853	64,686	86,919
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	1,747	1,857	2,184
Net interest on net actuarial assets/liabilities	5,903	(2,466)	(7,062)
Total	7,650	(609)	(4,878)
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Current service cost	9,378	13,667	21,361
Net interest on net actuarial assets/liabilities	68,825	51,628	70,436
Total	R$ 78,203	R$ 65,295	R$ 91,797